Accounting Principles - Going Concern (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 28, 2022 EUR (€)	May 16, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Accounting Principles
Cash and cash equivalents		€ 86,736			€ 86,553	€ 105,687	€ 35,840
Short-term deposits		1,000
Finance contract with EIB
Accounting Principles
Notional amount				€ 50,000
Finance contract with EIB, first tranche
Accounting Principles
Notional amount			€ 25,000
Finance contract with EIB, second tranche
Accounting Principles
Notional amount		€ 25,000
ATM | Top Of range
Accounting Principles
Sale of ordinary shares | $	$ 58.3